Cover	Mar. 22, 2023
Document Type	8-K
Amendment Flag	false
Document Period End Date	Mar. 22, 2023
Entity File Number	001-41340
Entity Registrant Name	Redwoods Acquisition Corp.
Entity Central Index Key	0001907223
Entity Tax Identification Number	86-2727441
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	1115 Broadway
Entity Address, Address Line Two	12th Floor
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10010
City Area Code	646
Local Phone Number	916-5315
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Units
Title of 12(b) Security	Units
Trading Symbol	RWODU
Security Exchange Name	NASDAQ
Common Stock [Member]
Title of 12(b) Security	Common Stock
Trading Symbol	RWOD
Security Exchange Name	NASDAQ
Warrants
Title of 12(b) Security	Warrants
Trading Symbol	RWODW
Security Exchange Name	NASDAQ
Rights [Member]
Title of 12(b) Security	Rights
Trading Symbol	RWODR
Security Exchange Name	NASDAQ